CAPITAL STRUCTURE (Details) - shares	Mar. 31, 2023	Jan. 20, 2023	Jan. 03, 2023	Sep. 14, 2022	Sep. 13, 2022	Aug. 19, 2022	Jul. 28, 2022	Jun. 28, 2022	Jun. 27, 2022	Apr. 14, 2022	Mar. 02, 2022
Coral Investment Partners Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,000,000
Coral Investment Partners Warrants [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000
Coral Investment Partners Warrants [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000
Coral Investment Partners Warrants Converted [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	336,869
Coral Investment Partners Warrants Converted [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	168,434
Coral Investment Partners Warrants Converted [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	168,434
Warrant Holder 1 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,497,500
Class of Warrant or Right, Outstanding Gross	1,500,000
Class of Warrant or Right, Outstanding							(2,500)
Warrant Holder 1 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Outstanding Gross	500,000
Warrant Holder 1 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Outstanding Gross	500,000
Warrant Holder 1 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	497,500
Class of Warrant or Right, Outstanding Gross	500,000
Class of Warrant or Right, Outstanding							(2,500)
Coral Investment Partners Warrants Converted 1 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	504,461
Coral Investment Partners Warrants Converted 1 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	168,434
Coral Investment Partners Warrants Converted 1 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	168,434
Coral Investment Partners Warrants Converted 1 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	167,592
Warrant Holder 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Class of Warrant or Right, Outstanding Gross	400,000				(25,000)				(270,000)		(5,000)
Warrant Holder 2 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000				(25,000)			(75,000)
Warrant Holder 2 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Class of Warrant or Right, Outstanding Gross	100,000
Warrant Holder 2 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	200,000							(195,000)			(5,000)
Coral Investment Partners Warrants Converted 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	33,687
Coral Investment Partners Warrants Converted 2 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	33,687
Coral Investment Partners Warrants Converted 2 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Purple Bio Tech Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	300,000
Purple Bio Tech Warrant [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	300,000
Purple Bio Tech Warrant Converted [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	101,061
Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	600,000				(10,000)	(115,000)
Warrant Holder 3 [Member] | Transfer To Warrant Holder 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(300,000)
Warrant Holder 3 [Member] | Transfer To Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(175,000)
Warrant Holder 3 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	600,000				(10,000)	(115,000)
Coral Investment Partners Warrants Converted 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 3 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross						(300,000)
Warrant Holder 4 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	300,000
Warrant Holder 4 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross						(300,000)
Warrant Holder 4 [Member] | Exercise Price $1.00 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	300,000
Coral Investment Partners Warrants Converted 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 4 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	375,000
Warrant Holder 5 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	175,000
Warrant Holder 5 [Member] | Transfer From Warrant Holder 9 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	200,000
Warrant Holder 5 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	175,000
Warrant Holder 5 [Member] | Exercise Price $1.00 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	175,000
Warrant Holder 5 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	200,000
Class of Warrant or Right, Outstanding Gross	200,000
Coral Investment Partners Warrants Converted 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	126,326
Coral Investment Partners Warrants Converted 5 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	58,952
Coral Investment Partners Warrants Converted 5 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	67,374
Warrant Holder 6 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant Holder 6 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Coral Investment Partners Warrants Converted 6 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	84,217
Coral Investment Partners Warrants Converted 6 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	84,217
Warrant Holder 7 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	400,000
Warrant Holder 7 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	400,000
Coral Investment Partners Warrants Converted 7 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	134,747
Coral Investment Partners Warrants Converted 7 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	134,747
Warrant Holder 8 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	775,000			(775,000)
Warrant Holder 8 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	775,000			(775,000)
Coral Investment Partners Warrants Converted 8 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 8 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 9 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	200,000
Warrant Holder 9 [Member] | Transfer To Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(200,000)
Warrant Holder 9 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	200,000
Warrant Holder 9 [Member] | Exercise Price $1.50 [Member] | Transfer From Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(200,000)
Coral Investment Partners Warrants Converted 9 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 9 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 10 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	350,000			(246,666)		(50,000)					(53,334)
Warrant Holder 10 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	350,000			(246,666)		(50,000)					(53,334)
Coral Investment Partners Warrants Converted 10 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 10 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 11 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	470,000
Class of Warrant or Right, Outstanding Gross	300,000									170,000
Warrant Holder 11 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	150,000
Class of Warrant or Right, Outstanding Gross	150,000
Warrant Holder 11 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	150,000
Class of Warrant or Right, Outstanding Gross	150,000
Warrant Holder 11 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	170,000
Class of Warrant or Right, Outstanding Gross										170,000
Coral Investment Partners Warrants Converted 11 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	158,328
Coral Investment Partners Warrants Converted 11 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	50,530
Coral Investment Partners Warrants Converted 11 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	50,530
Coral Investment Partners Warrants Converted 11 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	57,268
Warrant Holder 12 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	1,018,050			(918,050)		(100,000)
Warrant Holder 12 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	1,018,050			(918,050)		(100,000)
Coral Investment Partners Warrants Converted 12 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 12 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 13 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	225,000			(210,000)							(15,000)
Warrant Holder 13 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	225,000			(210,000)							(15,000)
Coral Investment Partners Warrants Converted 13 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 13 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 14 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000					(100,000)
Warrant Holder 14 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000					(100,000)
Coral Investment Partners Warrants Converted 14 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 14 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 15 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000			(100,000)
Warrant Holder 15 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000			(100,000)
Coral Investment Partners Warrants Converted 15 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 15 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 16 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000			(75,000)					(25,000)
Warrant Holder 16 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000			(75,000)					(25,000)
Coral Investment Partners Warrants Converted 16 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 16 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 17 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Class of Warrant or Right, Outstanding Gross	52,050			(52,050)
Warrant Holder 17 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	52,050			(52,050)
Warrant Holder 17 [Member] | Exercise Price $1.90 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Coral Investment Partners Warrants Converted 17 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 17 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 18 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant Holder 18 [Member] | Exercise Price $3.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Coral Investment Partners Warrants Converted 18 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	84,217
Coral Investment Partners Warrants Converted 18 [Member] | Exercise Price $3.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	84,217
Warrant Holder 19 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	300,000			(300,000)
Warrant Holder 19 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	300,000			(300,000)
Coral Investment Partners Warrants Converted 19 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Coral Investment Partners Warrants Converted 19 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding
Warrant Holder 20 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Class of Warrant or Right, Outstanding Gross			100,000
Warrant Holder 20 [Member] | Exercise Price $2.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Class of Warrant or Right, Outstanding Gross			100,000
Warrant Holder 21 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross		250,000
Warrant Holder 21 [Member] | Exercise Price $1.90 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross		250,000
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	4,992,500
Warrant [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,150,000
Warrant [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,400,000
Warrant [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	822,500
Warrant [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,020,000
Warrant [Member] | Exercise Price $3.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant [Member] | Exercise Price $2.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Warrant [Member] | Exercise Price $1.90 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant Converted [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,913,912
Warrant Converted [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	387,399
Warrant Converted [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	471,616
Warrant Converted [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	277,074
Warrant Converted [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	343,606
Warrant Converted [Member] | Exercise Price $3.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	84,217
Warrant Converted [Member] | Exercise Price $2.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Warrant Converted [Member] | Exercise Price $1.90 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000